Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property and Equipment (Textual)
Depreciation expense	$ 18,852	$ 21,039	$ 20,838